Share-based payment reserve - Equity settled - recognised directly in equity (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) item	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,946	R 1,659	R 3,776
Expense from equity-settled share-based payment transactions with employees	R 1,946	1,659	910
Number of trickle dividends paid | item	2
Sasol Khanyisa share transaction
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,068	952	2,953
Sasol ordinary BEE (SOLBE1) shares issued
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			1,104
Khanyisa Public
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			1,762
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	642	628	52
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	426	324	35
Long Term Incentive Equity Settled
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 878	R 707	789
Sasol Inzalo share transaction
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 34